Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases	Leases
As of June 30, 2023, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2 months to 9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
The following table summarizes other supplemental information about the Company’s operating leases:
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2023 and December 31, 2022 (in thousands):

Description	Location in Balance Sheet	June 30, 2023	December 31, 2022
Assets:
Right of use assets	Other assets	$1,430	$1,629

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$722	$674
Non-current portion - operating leases	Other liabilities	$1,396	$1,683
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2023 are as follows (in thousands):

Year
2023*	$404
2024	806
2025	491
2026	397
2027	192
Thereafter	—
Total lease payments	$2,290
Less: Imputed interest **	(172)
Total present value of operating lease liabilities	$2,118
Less: Short-term portion	(722)
Long-term operating lease liabilities	$1,396

*For remaining six months ended December 31, 2023

**Based on incremental borrowing rate of 5%
The following table summarizes lease cost for the six months ended June 30, 2023 (in thousands):

Operating lease costs	$355
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2023:

Weighted average discount rate	5.0%
Weighted average remaining lease term	3.3 years

Leases	Leases
As of June 30, 2023, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2 months to 9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan and a marine base in Middlesbrough, UK.
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025
•Middlesbrough, UK - 135 acre site, 3 year lease expiring in March 2025
The following table summarizes other supplemental information about the Company’s operating leases:
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2023 and December 31, 2022 (in thousands):

Description	Location in Balance Sheet	June 30, 2023	December 31, 2022
Assets:
Right of use assets	Other assets	$1,430	$1,629

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$722	$674
Non-current portion - operating leases	Other liabilities	$1,396	$1,683
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2023 are as follows (in thousands):

Year
2023*	$404
2024	806
2025	491
2026	397
2027	192
Thereafter	—
Total lease payments	$2,290
Less: Imputed interest **	(172)
Total present value of operating lease liabilities	$2,118
Less: Short-term portion	(722)
Long-term operating lease liabilities	$1,396

*For remaining six months ended December 31, 2023

**Based on incremental borrowing rate of 5%
The following table summarizes lease cost for the six months ended June 30, 2023 (in thousands):

Operating lease costs	$355
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2023:

Weighted average discount rate	5.0%
Weighted average remaining lease term	3.3 years